Summary of significant accounting policies (Details Narrative)		6 Months Ended			12 Months Ended
		Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 CNY (¥) ¥ / shares shares	Jun. 30, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 CNY (¥)	Jun. 30, 2026 CNY (¥)
Foreign currency transactions		The balance sheet amounts, with the exception of shareholders’ equity at December 31, 2025 and June 30, 2026 were translated at USD 1.00 to RMB 7.0288 and to RMB 6.8109, respectively. The average translation rates applied to statement of income accounts for the six months ended June 30, 2025 and 2026 were USD 1.00 to RMB 7.1839, and RMB 6.8932, respectively. The shareholders’ equity accounts were stated at their historical rate.	The balance sheet amounts, with the exception of shareholders’ equity at December 31, 2025 and June 30, 2026 were translated at USD 1.00 to RMB 7.0288 and to RMB 6.8109, respectively. The average translation rates applied to statement of income accounts for the six months ended June 30, 2025 and 2026 were USD 1.00 to RMB 7.1839, and RMB 6.8932, respectively. The shareholders’ equity accounts were stated at their historical rate.
Allowance for credit losses of accounts receivable			¥ 11,012	¥ 75,000
Credit losses for prepaid services fees		$ 6,733	45,857		¥ 22,149
Credit losses for other receivables		656,718			4,874,917	¥ 4,472,840
Equity method investment		161,960				1,103,089
Impairment of long-lived assets			0		0
Convertible notes payable		(0)			¥ 0	¥ 0
Total government subsidies			100,717
Other Income expense net		11,181	76,150	101,963
Employee benefit		$ 103,550	¥ 705,268	¥ 765,260
Basic | shares	[1]	12,437,461	12,437,461	2,776,005
Diluted | shares		12,437,461	12,437,461	2,776,005
Basic loss per share | (per share)	[1]	$ (2.77)	¥ (18.88)	¥ 9.54
Diluted loss per share | (per share)	[1]	(2.77)	(18.88)	9.54
Class A Ordinary Shares [Member]
Basic loss per share | (per share)		2.77	18.88	9.54
Diluted loss per share | (per share)		$ 2.77	¥ 18.88	¥ 9.54

[1]	Number of shares as of June 30, 2025 and prior reporting dates has been retrospectively adjusted for the share consolidation, refer to note 13.